License Agreement (Details) - USD ($) $ in Millions	Jun. 13, 2025	Oct. 31, 2025
License Agreement
Consideration agreed	$ 17.0
Upfront cash payment	12.0
Consideration payable	5.0
License agreement expense	18.5
Upon initiation of the first Phase 1 clinical trial for SIM0505
License Agreement
Consideration agreed	1.5
Upon initiation of the first Phase 2 clinical trial for SIM0505
License Agreement
Value of stock agreed to be issued	1.0
Upon achieving development and regulatory milestone of Zaiming Product
License Agreement
Consideration payable		$ 1.5
Upon achieving development and regulatory milestone of Zaiming Product | Maximum
License Agreement
Milestone payments	166.5
Upon achieving development and regulatory milestone of NextCure Product | Maximum
License Agreement
Milestone payments	25.5
Upon achieving commercial sales-based milestone | Maximum
License Agreement
Milestone payments	$ 535.0